Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2021
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

8. FOREIGN EXCHANGE (GAIN) LOSS, NET

For the years ended December 31,	2021	2020	2019
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(230)	(194)	(800)
Other	(82)	63	(27)
Unrealized Foreign Exchange (Gain) Loss	(312)	(131)	(827)
Realized Foreign Exchange (Gain) Loss	138	(50)	423
	(174)	(181)	(404)